[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                               Lincoln, NE 68510
                                                                    402-467-1122

June 30, 2010

                                                    VIA EDGAR AND OVERNIGHT MAIL

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549


RE:  AMERITAS LIFE INSURANCE CORP. ("AMERITAS" OR "DEPOSITOR") AND
     AMERITAS VARIABLE SEPARATE ACCOUNT VL, 1940 ACT NO. 811-21136 ("SEPARATE ACCOUNT" OR "REGISTRANT")
     ALLOCATOR 2000 FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE, 1933 ACT NO. 333-142495
     POST-EFFECTIVE AMENDMENT NO. 1 ON FORM N-6 PURSUANT TO RULE 485(A)

Dear Ms. Roberts:

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is September 1, 2010.

The product described in this prospectus is no longer offered for sale. We are submitting this updated prospectus because the Registrant and Depositor have determined that a material change should be made in the product. The material change is:

     1. Pages 8 and 11. The Risk Charge (for mortality and expense risk) annual rate for Policy Years 16-23 will become 0.45%. The Risk Charge annual rate for Policy Years 1-15 will remain at 0.90%, and the annual rate for Policy Years 24+ will remain at 0.45%. Currently, the initial annual rate of 0.90% would be reduced by 0.05% annually in Policy Years 16-23; then, at the end of that period, the charge would remain at 0.45% annually for Policy Years 24+. The current structure uses ten different annual rates over the life of a policy. The revised rate structure has two annual rates. The change should make the rates easier to understand and improve administrative efficiency. We are making the change at this time because the first Allocator 2000 policies sold will reach their Policy Year 16 by the end of this calendar year, and we wish to have the same rate schedule for all policy owners.

Other revisions made to the prospectus and to the statement of additional information ("SAI") since the last filing include:

     2. Pages 1 and Last Page of prospectus and SAI page 1. The effective date is updated for the prospectus (top of page 1) and for the SAI (first paragraph of Last Page), and both updates are shown at the top of SAI page 1.

     3. Page 1 and Text Boxes on Page 2 and the Last Page. Text is revised for clarity and consistency with other variable life products issued by the Depositor. Specific provisions of the Allocator 2000 product are retained.

     4.   Page 2. The Table of Contents is updated.

     5. Pages 3-7. The Policy Summary is updated based on Commission comments received on the initial filing for Registration No. 333-151913 that we submitted June 25, 2008. The revised section discusses more completely the risks identified in Form N-6 Item 2(b).

     6. Pages 7 and 19. We removed mention of "asset allocation" text since no program of that type is available for this product.

     7. Page 7. We corrected the Charges section introduction to add a reference to partial withdrawal expenses and delete text on transfers, which have no charge.

     8. Pages 8, 11, 12, 16, 24, 28, 29, and SAI page 3. Text referring readers to the policy is deleted, consistent with an October 31, 2008 Commission staff comment that the prospectus should be a "stand-alone document" and not refer to the Policy form or schedules.

     9.   Pages 8-9. Footnotes are renumbered in the order that they occur.

     10. Page 9. The chart on interest rates is corrected to show only interest charged on loans and to move mention of credits to a footnote, since this section should disclose charges. Reference to the Fixed Account is also deleted from this chart, since no charges and only credits apply to this investment option.

     11. Page 9. The Portfolio Company Operating Expenses section is updated for minimum and maximum expenses reported by the underlying portfolio companies for the period ending December 31, 2009.

     12. Pages 9-11. The Registrant is deleting the table showing annual operating expenses separately for each portfolio company that was previously part of this prospectus. This product is no longer offered for new sales, and the prospectus is not updated annually. Fund prospectuses that policy owners receive annually provide current expense information for each portfolio that serves as an underlying investment option for the respective Subaccount.

     13. Page 11. The term "partial withdrawal" is revised to include the use of the term "partial surrender," which is used elsewhere in this product's prospectus and definitions.

     14.  Page 12. Text in the Cost of Insurance Charge section is clarified.

     15. Pages 12 and 21. Paragraphs on Interest Charged on Loans and Loan Account Value are added.

     16. Page 13. Text is revised for clarity and for consistency with other variable life products issued by the Depositor.

     17. Pages 14-15. The portfolio objectives chart is updated for information provided by the fund companies. The footnote to the chart is updated for disclosures regarding affiliates. This information is consistent with the annual supplement filed for this product, effective May 1, 2010.

     18. Pages 15-16. The Adding, Deleting, or Substituting Variable Investment Options section is revised consistent with text in a supplement filed for this product effective May 1, 2009.

     19. Pages 16 and 18. In response to Commission staff comments on Rule 485(a) filings we submitted in February 2010, we added sections on Resolving Material Conflicts - Underlying Investment Options and Omnibus Orders. Any references to "mixed and shared funding" are deleted from the prospectus. These revisions are consistent with changes shown in the annual supplement filed for this product, effective May 1, 2010.

     20. Page 16. The title of the Fixed Account Investment Option section is changed and text is revised consistent with Commission staff comments to (a) add disclosure that fixed account investments are subject to claims of the creditors of the Depositor and (b) remove references to the policy.

     21. Page 17. The Transfers section is revised for clarity and for consistency with our procedures using text similar to that for our other variable products and consistent with comments received from Commission staff in 2008. This includes replacing the default to the money market subaccount when a portfolio is eliminated or if the value in a subaccount falls below $100.

     22. Pages 19 and 20. References to the "Ameritas Money Market Subaccount" are revised to the generic "Money Market Subaccount," since the portfolio name has changed.

     23.  Page 22. A section on Assignment is added.

     24. Page 22. Reference to the Tax Matters section is added to the Lapse section.

     25. Page 25. Rule 12h-7 disclosure is added. (This was previously documented in supplements to the prospectus.)

     26. Page 25. The section on Distribution of the Policy is revised to clarify that the underwriter is a majority-owned subsidiary of the Depositor and that the Statement of Additional Information should be used with the prospectus (rather than the policy). The section is also updated for 2009 information.

     27.  Pages 30-32. The section on Tax Matters is updated.

     28. Last Page. In addition to the revision mentioned at Item 2, above, we updated information on how to obtain a copy of the SAI and added the copyright year.

     29. SAI page 1. In addition to revised effective dates discussed at Item 2, above, the heading and footer are revised to indicate that the SAI is prepared as an update concurrent with the Allocator 2000 prospectus. The document provides updated information about the Separate Account and includes discussion of other products offered through the Separate Account, as applicable. The table of contents is updated.

     30. SAI page 1. Disclosure in the section on General Information and History is re-ordered and disclosure is added regarding the use of "UNIFI Companies" as a marketing name and that each UNIFI company is responsible for its own financial condition.

     31. SAI page 2. A Services section is added to provide information on amounts paid affiliates. The Underwriters section is updated. The Distribution of the Policy Section is re-ordered and clarified, including change of the reference to "National Association of Securities Dealers" to the "Financial Industry Regulatory Authority ("FINRA")."

     32. SAI page 4. Audited financial statements are not submitted with this filing, but will be provided by a subsequent amendment to be filed under Rule 485(b) prior to the proposed effective date. This filing process is consistent with communications with the Commission staff on May 26, 2010.

     33.  Pages 2, 7, 8, 9, 11, 12, 15, 16, 17, 19, 20, 21, 23, 24, 25, 27, 28,
          30, 33, Last Page, and each page of the SAI have minor typographical corrections, including changes for plural/singular, spelling conventions, capitalization of defined terms, and formatting of references to section titles.


We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel


Enclosure